Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table sets forth the Company's financial assets that were measured at fair value on a recurring basis at December 31, 2012 and December 31, 2011, respectively, by level within the fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
U.S. Government agency securities	$33,761	$—	$33,761	$—
Residential MBSs	57,210	—	57,210	—
Agency CMOs	556,867	—	556,867	—
Municipal securities	27,271	—	27,271	—
Securities available for sale	$675,109	$—	$675,109	$—

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
U.S. Government agency securities	$22,558	$—	$22,558	$—
Residential MBSs	21,412	—	21,412	—
Agency CMOs	528,163	—	528,163	—
Private-label CMOs	23,006	—	23,006	—
Corporate debt securities	18,320	—	18,320	—
Securities available for sale	$613,459	$—	$613,459	$—

Financial Assets Measured at Fair Value on Nonrecurring Basis
For assets measured at fair value on a nonrecurring basis, the fair value measurements by level within the fair value hierarchy used were as follows:

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2012
Impaired loans with specific allocation	$11,991	$—	$—	$11,991
Impaired loans net of partial charge-offs	4,227	—	—	4,227
Foreclosed assets	—	—	—	—
Total	$16,218	$—	$—	$16,218

		Fair Value Measurements at Reporting Date Using
Description		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011
Impaired loans with specific allocation	$9,875	$—	$—	$9,875
Impaired loans net of partial charge-offs	1,151	—	—	1,151
Foreclosed assets	3,041	—	—	3,041
Total	$14,067	$—	$—	$14,067

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments were as follows at December 31, 2012 and 2011:

Fair Value Measurements at December 31, 2012
			Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(in thousands)	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$56,582	$56,582	$56,582	$—	$—
Securities	944,892	948,780	—	948,780	—
Loans, held for sale	15,183	15,415	—	—	15,415
Loans receivable, net	1,503,515	1,516,839	—	—	1,516,839
Restricted investments in bank stock	15,450	15,450	—	—	15,450
Accrued interest receivable	7,206	7,206	7,206	—	—
Financial liabilities:
Deposits	$2,231,291	$2,232,789	$—	$—	$2,232,789
Short-term borrowings	113,225	113,225	113,225	—	—
Long-term debt	40,800	35,629	—	—	35,629
Accrued interest payable	308	308	308	—	—
Off-balance sheet instruments:
Standby letters of credit	$—	$—	$—	$—	$—
Commitments to extend credit	—	—	—	—	—

Fair Value Measurements at December 31, 2011
(in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$55,073	$55,073
Securities	810,094	813,316
Loans, held for sale	9,359	9,474
Loans receivable, net	1,415,048	1,436,328
Restricted investments in bank stock	16,802	16,802
Accrued interest receivable	7,378	7,378
Financial liabilities:
Deposits	$2,071,574	$2,074,139
Short-term borrowings	65,000	65,000
Long-term debt	49,200	39,773
Accrued interest payable	487	487
Off-balance sheet instruments:
Standby letters of credit	$—	$—
Commitments to extend credit	—	—